Fair Value Measurements - Fair Value Inputs (Details)	Dec. 31, 2024 yr
Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	4.68
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.0427
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	1.25